Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

11. Long-term debt

The Company’s long-term debt consists of the following (in thousands):

	March 31,	December 31,
	2012	2011
$347.0 million senior secured credit facility — (Term Loan B) portion with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	$264,481	$264,367

$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	21,635	7,212

$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2013	8,365	2,788

$360.0 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	358,068	357,973

$16.25 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	16,083	16,075

$3.2 million various other notes payable with average interest rate of 18.3% due through August 2019	3,247	2,933

$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	3,551	4,005

Capital leases payable with various monthly payments plus interest at rates ranging from 1.0% to 9.1%, due at various maturity dates through March 2022	29,332	23,680

	704,762	679,033
Less current portion	(22,777)	(13,945)

	$681,985	$665,088

The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

The non-extended revolving credit portion of the senior secured credit facility (“Non-extended Revolver”) will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility (“Extended Revolver”) will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

The senior secured credit facility is secured by a pledge of substantially all of the Company’s tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company’s senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company’s leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At March 31, 2012, the Company is in compliance with all covenants.

On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of “Generally Accepted Accounting Principles” (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the “Offering”) and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers’ discount of $1.9 million.

In April 2010, the Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. (“RTS”).

In January 2011, the Company received a commitment letter (the “Commitment Letter”) from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 (“New Notes”) to be issued by RTS.  On March 1, 2011, the Company issued $50 million of the New Notes.  The proceeds of $48.5 million were used (i) to fund the Company’s acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC’s affiliated companies (the “MDLLC Acquisition”), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

The Company’s senior secured credit facilities:

•                  is secured by a pledge of substantially all of the Company’s tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

•                  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

•                  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

•                  limits the Company’s ability to pay dividends on its capital stock; and

•                  contains customary events of default, including an event of default upon a change in control.

On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points.  Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively.  The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

The amendment modified the financial covenant levels, including to modify  (x) the total leverage ratio to 6.00 to 1.00 for the Company’s fiscal quarters ending  September 30, 2011 and  December 31, 2011, decreasing  thereafter as specified therein, and (y) the consolidated interest coverage ratio  to 2.00 to 1.00 for the Company’s fiscal quarters ending  March 31, 2011 through June 30, 2012 and  increasing thereafter as specified therein.

The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement at March 31, 2012	Level at March 31, 2012

Maximum permitted consolidated leverage ratio	<5.75 to 1.00	5.36 to 1.00

Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.35 to 1.00

The maximum permitted consolidated leverage ratio required is <5.25 to 1.00 through June 30, 2011, <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

On September 30, 2011, the Company entered into an incremental amendment (the “Incremental Amendment”) with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender.  The Incremental Amendment amends the senior secured credit facility.  Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of March 31, 2012.

In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million.  The commitment, subject to various restrictions, was scheduled to be available through November 2011. The Company had utilized approximately $8.7 million under the lease line of credit.

Senior Secured Second Lien Notes

On May 10, 2012, Radiation Therapy Services, Inc. (“RTS”), a wholly owned subsidiary of Radiation Therapy Services Holdings, Inc. (the “Company”) completed its previously announced offering of $350.0 million in aggregate principal amount of its 8 7/8% Senior Secured Second Lien Notes due 2017 (the “Notes”) by issuing the Notes in a private offering that is exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), to qualified institutional buyers in accordance with Rule 144A and to persons outside of the United States pursuant to Regulation S under the Securities Act.

The Notes were issued pursuant to an indenture, dated May 10, 2012 (the “Indenture”), among RTS, the guarantors signatory thereto and Wilmington Trust, National Association, governing the Notes. The Notes are senior secured second lien obligations of RTS and are guaranteed on a senior secured second lien basis by RTS, and each of RTS’s domestic subsidiaries to the extent such guarantor is a guarantor of RTS’s obligations under the Revolving Credit Facility (as defined below).

In connection with the issuance of the Notes, on May 10, 2012, RTS also entered into a registration rights agreement relating to the Notes, pursuant to which RTS has agreed to use its reasonable best efforts to file with the Securities and Exchange Commission and cause to become effective a registration statement with respect to a registered offer to exchange the Notes for new notes, with terms substantially identical in all material respects to the Notes.

Interest is payable on the Notes on each May 15 and November 15, commencing November 15, 2012. RTS may redeem some or all of the Notes at any time prior to May 15, 2014 at a price equal to 100% of the principal amount of the Notes redeemed plus accrued and unpaid interest, if any, and an applicable make-whole premium. On or after May 15, 2014, RTS may redeem some or all of the Notes at redemption prices set forth in the Indenture. In addition, at any time prior to May 15, 2014, RTS may redeem up to 35% of the aggregate principal amount of the Notes, at a specified redemption price with the net cash proceeds of certain equity offerings.

The Indenture contains covenants that, among other things, restrict the ability of the Company, RTS and certain of its subsidiaries to: incur, assume or guarantee additional indebtedness; pay dividends or redeem or repurchase capital stock; make other restricted payments; incur liens; redeem debt that is junior in right of payment to the Notes; sell or otherwise dispose of assets, including capital stock of subsidiaries; enter into mergers or consolidations; and enter into transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications. In addition, in certain circumstances, if RTS sells assets or experiences certain changes of control, it must offer to purchase the Notes.

RTS used the proceeds to repay its existing senior secured revolving credit facility and the Term Loan B portion of its senior secured credit facilities, which were prepaid in their entirety, cancelled and replaced with the new Revolving Credit Facility described below, and to pay related fees and expenses. Any remaining net proceeds will be used for general corporate purposes.

Credit Agreement

On May 10, 2012, RTS also entered into the Credit Agreement (the “Credit Agreement”) among RTS, as borrower, the Company, Wells Fargo Bank, National Association, as administrative agent (in such capacity, the “Administrative Agent”), collateral agent, issuing bank and as swingline lender, the other agents party thereto and the lenders party thereto.

The credit facilities provided under the Credit Agreement consist of a revolving credit facility providing for up to $140 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “Revolving Credit Facility”).  RTS may increase the aggregate amount of revolving loans by an amount not to exceed $10 million in the aggregate.  The Revolving Credit Facility will mature in 4-years and 5-months.

Loans under the Revolving Credit Facility are subject to the following interest rates:

(a)           for loans which are Eurodollar loans, for any interest period, at a rate per annum equal to a percentage equal to (i) the rate per annum determined on the basis of the rate for deposits in dollars for a period equal to such interest period commencing on the first day of such interest period appearing on Reuters Screen LIBOR01 Page as of 11:00 A.M., London time, two business days prior to the beginning of such interest period divided by (ii) 1.0 minus the then stated maximum rate of all reserve requirements applicable to any member bank of the Federal Reserve System in respect of eurocurrency funding or liabilities as defined in Regulation D (or any successor category of liabilities under Regulation D), plus (ii) an applicable margin based upon a total leverage pricing grid; and

(b)           for loans which are base rate loans, (i) the greatest of (A) the Administrative Agent’s prime lending rate at such time, (B) the overnight federal funds rate at such time plus ½ of 1%, and (C) the Eurodollar Rate for a Eurodollar Loan with a one-month interest period commencing on such day plus 1.00%, plus (ii) an applicable margin based upon a total leverage pricing grid.

RTS will pay certain recurring fees with respect to the Revolving Credit Facility, including (i) fees on the unused commitments of the lenders under the Revolving Credit Facility, (ii) letter of credit fees on the aggregate face amounts of outstanding letters of credit and (iii) administration fees.

The Credit Agreement contains customary representations and warranties, subject to limitations and exceptions, and customary covenants restricting the ability (subject to various exceptions) of RTS and certain of its subsidiaries to:  incur additional indebtedness (including guarantee obligations); incur liens; engage in mergers or other fundamental changes; sell certain property or assets; pay dividends of other distributions; consummate acquisitions; make investments, loans and advances; prepay certain indebtedness, including the Notes; change the nature of their business; engage in certain transactions with affiliates; and incur restrictions on the ability of RTS’s subsidiaries to make distributions, advances and asset transfers.  In addition, under the Revolving Credit Facility, we will be required to comply with a specific first lien leverage ratio not to exceed 1.25 to 1.00.

The Revolving Credit Facility contains customary events of default, including with respect to nonpayment of principal, interest, fees or other amounts; material inaccuracy of a representation or warranty when made; failure to perform or observe covenants; cross-default to other material indebtedness; bankruptcy and insolvency events; inability to pay debts; monetary judgment defaults; actual or asserted invalidity or impairment of any definitive loan documentation and a change of control.

As of the Closing Date, the obligations of RTS under the Revolving Credit Facility are guaranteed by the Company and each direct and indirect, domestic subsidiary of RTS.

The Revolving Credit Facility and any interest rate protection and other hedging arrangements provided by any lender party to the Revolving Credit Facility or any affiliate of such a lender are secured on a first priority basis by a perfected security interest in substantially all of RTS’s and each guarantor’s tangible and intangible assets (subject to certain exceptions).

(9) Long-Term Debt

        The Senior Credit Facility consists of a $347.0 million six-year senior secured term loan facility, a $90.1 million six-year senior secured revolving credit facility, and a $34.9 million five-year secured revolving credit facility. Senior Subordinated notes due April 15, 2017 were issued in April 2010 of approximately $310.0 million. In March 2011, the Company issued an additional $50.0 million in Senior Subordinated notes due April 15, 2017 of which the proceeds were used to fund the MDLLC transaction and an additional $16.25 million issued to the seller in the transaction.

        The Company's long-term debt consists of the following (in thousands):

	December 31, 2011	December 31, 2010
$347.0 million senior secured credit facility—(Term Loan B portion) (net of unamortized debt discount of $993 and $1,450 at December 31, 2011 and 2010, respectively) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 5.0% and 4.5%, respectively, due at various maturity dates through February 2014	$264,367	$263,910
$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011, interest rates were at LIBOR plus applicable margin, at 5.0% due at various maturity dates through February 2014	7,212	—
$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 4.5% due at various maturity dates through February 2013	2,788	8,500
$360.0 million Senior Subordinated Notes (net of unamortized debt discount of $2,027 and $1,765 at December 31, 2011 and 2010, respectively) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	357,973	308,235
$16.25 million Senior Subordinated Notes (net of unamortized debt discount of $175 at December 31, 2011) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	16,075	—
$2.9 million various other notes payable with average interest rate of 21.5% due through August 2019	2,933	—
$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	4,005	—
Capital leases payable with various monthly payments plus interest at rates ranging from 4.5% to 9.1%, due at various maturity dates through October 2016	23,680	18,186

	679,033	598,831
Less current portion	(13,945)	(8,780)

	$665,088	$590,051

        Maturities under the obligations described above are as follows at December 31, 2011 (in thousands):

2012	13,945
2013	10,835
2014	275,885
2015	3,489
2016	1,717
Thereafter	376,357

682,228
Less unamortized debt discount	(3,195)

$679,033

        At December 31, 2011 and 2010, the prime interest rate was 3.25%.

        The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

        The non-extended revolving credit portion of the senior secured credit facility ("Non-extended Revolver") will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility ("Extended Revolver") will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

        The senior secured credit facility is secured by a pledge of substantially all of the Company's tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company's senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

        The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company's leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At December 31, 2011, the Company is in compliance with all covenants.

        On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

        On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of "Generally Accepted Accounting Principles" (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

        On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the "Offering") and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers' discount of $1.9 million.

        The Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

        On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

        On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. ("RTS").

        In January 2011, the Company received a commitment letter (the "Commitment Letter") from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 ("New Notes") to be issued by RTS. On March 1, 2011, the Company issued $50 million of the New Notes. The proceeds of $48.5 million were used (i) to fund the Company's acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC's affiliated companies (the "MDLLC Acquisition"), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

        The Company's senior secured credit facilities:

  •
  is secured by a pledge of substantially all of the Company's tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

  •
  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

  •
  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

  •
  limits the Company's ability to pay dividends on its capital stock; and

  •
  contains customary events of default, including an event of default upon a change in control.

        On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points. Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively. The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

        The amendment modified the financial covenant levels, including to modify (x) the total leverage ratio to 6.00 to 1.00 for the Company's fiscal quarters ending September 30, 2011 and December 31, 2011, decreasing thereafter as specified therein, and (y) the consolidated interest coverage ratio to 2.00 to 1.00 for the Company's fiscal quarters ending March 31, 2011 through June 30, 2012 and increasing thereafter as specified therein.

        The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement	Level at December 31, 2011
Maximum permitted consolidated leverage ratio	<6.00 to 1.00	5.27 to 1.00
Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.29 to 1.00

        The maximum permitted consolidated leverage ratio required is <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

        The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

        The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

        On September 30, 2011, the Company entered into an incremental amendment (the "Incremental Amendment") with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender. The Incremental Amendment amends the senior secured credit facility. Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

        The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of December 31, 2011.

        In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million. The commitment, subject to various restrictions, is scheduled to be available through November 2011. As of December 31, 2011 the Company had utilized approximately $8.7 million under the lease line of credit.

        For the year ended December 31, 2011, the Company incurred deferred financing costs of approximately $4.8 million of which $1.6 million related to the issuance of the $50.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011, $2.9 million related to the amendment to the Company's senior secured credit facility and the $50.0 million incremental amendment in September 2011, and $0.3 million related to the registration of the issuance of the $16.25 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011 related to the MDLLC transaction. For the year ended December 31, 2010, the Company incurred deferred financing costs of approximately $11.9 million for the issuance of $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017. The consolidated balance sheets as of December 31, 2011 and 2010, include $17.2 million and $17.0 million, respectively, in other long-term assets related to unamortized deferred financing costs. The Company recorded approximately $4.5 million, $3.3 million, and $2.9 million, to interest expense for the years ended December 31, 2011, 2010 and 2009, respectively, related to the amortization of deferred financing costs.